UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report

June 30, 2017

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, LLC

Distributed by:
Foreside Funds Services, LLC

MANOR INVESTMENT FUNDS

MANOR FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
0.80%
Basic Materials
0.94%
Communication Services
1.65%
Technology
21.20%
Consumer Cyclical
17.99%
Real Estate
3.40%
Energy
9.00%
Money Market Fund
2.85%
Industrials
12.95%
Financial Services
14.66%
Healthcare
14.56%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

GROWTH FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.49%
Consumer Cyclical
20.19%
Consumer Defensive
14.03%
Energy
0.97%
Financial Services
7.17%
Healthcare
16.58%
Industrials
9.44%
Money Market Fund
2.69%
Technology
25.44%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

BOND FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Money Market Fund
3.12%
U.S. Treasury Notes
96.88%

Sectors are categorized based on asset type.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 93.95%

Air Courier Services - 3.48%
1,097	FedEx Corp.	$ 238,411

Air Transportation, Scheduled - 2.82%
3,604	Delta Air Lines, Inc.	193,679

Beverages - 3.21%
1,909	PepsiCo, Inc.	220,470

Carpets & Rugs - 3.84%
1,089	Mohawk Industries, Inc. *	263,200

Cogeneration Services & Small Power Producers - 0.80%
4,937	The AES Corp.	54,850

Computer Storage Devices - 3.61%
2791	Western Digital Corp.	247,283

Converted Paper & Paperboard Products (No Container/Boxes) - 4.15%
3,220	Avery Dennison Corp.	284,551

Crude Petroleum & Natural Gas - 3.23%
8,845	Cabot Oil & Gas Corp.	221,833

Electronic Connectors - 3.15%
2,929	Amphenol Corp. Class A	216,219

Fire, Marine & Casualty Insurance - 2.36%
1,112	Chubb Limited (Switzerland)	161,663

General Building Contractors - Residential - 2.79%
2,929	Fortune Brands Home & Security, Inc.	191,088

Hospital & Medical Service Plans - 3.09%
1,127	Anthem, Inc.	212,023

Life Insurance - 2.65%
3,312	Metlife, Inc.	181,961

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

National Commercial Banks - 7.01%
2,438	JP Morgan Chase & Co.	$ 222,833
2,063	PNC Financial Services Group, Inc.	257,607
		480,440
Oil & Gas Field Machinery & Equipment - 2.19%
2,753	Baker-Hughes, Inc.	150,066

Operative Builders - 3.21%
6,366	D.R. Horton, Inc.	220,073

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.23%
1,725	Zimmer Biomet Holdings, Inc.	221,490

Personal Credit Institution - 2.67%
2,944	Discover Financial Services	183,087

Petroleum Refining - 3.60%
3,657	Valero Energy Corp.	246,701

Pharmaceutical Preparations - 3.59%
736	Allergan Plc. (Ireland)	178,914
1,495	Mallinckrodt Plc. (Ireland) *	66,991
		245,905
Retail-Drug Stores and Proprietary Stores - 2.13%
1,817	CVS Health Corp.	146,196

Retail-Grocery Stores - 1.51%
4,447	The Kroger Co.	103,704

Semiconductors & Related Devices - 7.33%
5,221	Applied Materials, Inc.	215,680
2,990	Skyworks Solutions, Inc.	286,891
		502,571
Services-Computer Programming - 3.24%
1,472	Facebook, Inc. *	222,243

Services-Prepackaged Software - 3.92%
3,895	Microsoft Corp.	268,482

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

Special Industry Machinery - 2.52%
2,599	Pentair Ltd. (United Kingdom)	$ 172,938

Steel Works, Blast Furnace Rolling Mills - 0.95%
1,120	Nucor Corp.	64,814

Telephone Communications - 1.65%
3,006	AT&T, Inc.	113,416

Water Transportation - 3.47%
3,627	Carnival Corp.	237,822

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.55%
1,848	AmerisourceBergen Corp.	174,691

TOTAL FOR COMMON STOCKS (Cost $4,493,167) - 93.95%		6,441,870

REAL ESTATE INVESTMENT TRUSTS - 3.41%
545	Equinix, Inc.	233,892
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $202,854) - 3.41%		233,892

MONEY MARKET FUND - 2.86%
195,926	First American Government Obligation Fund Class Z 0.66% ** (Cost $195,926)	195,926

TOTAL INVESTMENTS (Cost $4,891,947) - 100.22%		6,871,688

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.22)%		(15,025)

NET ASSETS - 100.00%		$ 6,856,663

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.33%

Air Transportation - 4.01%
6,506	Southwest Airlines Co.	$ 404,283

Beverages - 4.86%
2,533	Constellation Brands, Inc. Class A	490,718

Biological Products (No Diagnostic Substances) - 2.83%
4,032	Gilead Sciences, Inc.	285,385

Cable & Other Pay Television Services - 3.20%
3,218	Time Warner, Inc.	323,119

Computer Communications Equipment - 2.83%
2,248	F5 Networks, Inc. *	285,631

Electronic Computers - 5.39%
3,773	Apple, Inc.	543,387

Fire, Marine & Casualty Insurance - 3.73%
2,587	Chubb Limited (Switzerland)	376,098

Hospital & Medical Service Plans - 3.34%
1,816	Unitedhealth Group, Inc.	336,723

Household Appliances - 2.57%
1,353	Whirlpool Corp.	259,262

Measuring & Controlling Devices - 5.35%
3,094	Thermo Fisher Scientific, Inc.	539,810

Oil & Gas Field Services - 0.97%
1,493	Schlumberger Ltd. (France)	98,299

Pharmaceutical Preparations - 5.06%
2,275	AbbVie Inc.	164,960
2,663	Celgene Corp. *	345,844
		510,804

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

Retail-Building Materials, Hardware, Garden Supply - 3.49%
1,003	The Shermin-Williams Co.	$ 352,013

Retail-Catalog & Mail-Order Houses - 3.88%
404	Amazon.com, Inc. *	391,072

Retail-Drug Stores & Proprietary Stores - 2.94%
3,784	Walgreens Boots Alliance, Inc.	296,325

Retail-Variety Stores - 2.55%
3,676	Dollar Tree, Inc. *	257,026

Semiconductors & Related Devices - 6.33%
2,259	IPG Photonics Corp. *	327,781
22,132	On Semiconductor Corp. *	310,733
		638,514
Services-Business Services - 6.42%
2,857	MasterCard, Inc.	346,983
4,738	Vantiv, Inc. *	300,105
		647,088
Services-Computer Programming Services - 3.58%
5,433	Cognizant Technology Solutions Corp.	360,751

Services-Computer Programming, Data Processing, Etc. - 4.81%
264	Alphabet, Inc. Class C *	239,905
264	Alphabet, Inc. Class A *	245,436
		485,341
Services-Help Supply Services - 2.46%
5,169	Robert Half International, Inc.	247,750

Services-Prepackaged Software - 2.50%
3,665	Microsoft Corp.	252,628

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.68%
7,158	Church & Dwight Co., Inc.	371,357

Transportation Services - 3.57%
2,415	Expedia, Inc.	359,714

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

Water Transportation - 3.99%
3,681	Royal Caribbean Cruises Ltd.	$ 402,076

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.99%
9,163	LKQ Corp. *	301,921

TOTAL FOR COMMON STOCKS (Cost $6,091,762) - 97.33%		9,817,095

MONEY MARKET FUND - 2.69%
271,276	First American Government Obligation Fund Class Z 0.66% ** (Cost $271,276)	271,276

TOTAL INVESTMENTS (Cost $6,363,038) - 100.02%		10,088,371

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02)%		(2,114)

NET ASSETS - 100.00%		$10,086,257

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Face Amount		Value

US TREASURY NOTES - 96.54%
200,000	US Treasury Note 1.50% Due 01/31/2022	$ 196,969
250,000	US Treasury Note 1.00% Due 11/30/2019	247,363
250,000	US Treasury Note 1.375% Due 11/30/2018	250,078
400,000	US Treasury Note 1.25% Due 07/31/2023	381,907
150,000	US Treasury Note 1.50% Due 08/15/2026	140,326

TOTAL FOR US TREASURY NOTES (Cost $1,237,472) - 96.54%		1,216,643

MONEY MARKET FUND - 3.11%
39,174	First American Treasury Obligation Class Z 0.66% * (Cost $39,174)	39,174

TOTAL INVESTMENTS (Cost $1,276,646) - 99.65%		1,255,817

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.35%		4,393

NET ASSETS - 100.00%		$1,260,210

* Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2017 (UNAUDITED)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $4,891,947, $6,363,039, and $1,276,646, respectively)	$6,871,688	$10,088,371	$1,255,817
Cash	700	-	-
Receivables:
Dividends and Interest	4,131	4,906	4,696
Capital Shares Sold	472	1,518	1,083
Total Assets	6,876,991	10,094,795	1,261,596
Liabilities:
Payables:
Due to Advisor	7,028	8,238	986
Capital Shares Redeemed	13,300	300	400
Total Liabilities	20,328	8,538	1,386
Net Assets	$6,856,663	$10,086,257	$ 1,260,210

Net Assets Consist of:
Capital Stock	$ 283	$ 447	$ 122
Paid In Capital	4,663,334	6,566,921	1,279,636
Undistributed Net Investment Income	15,196	2,179	1,703
Accumulated Realized Gain (Loss) on Investments	198,109	(208,622)	(422)
Unrealized Appreciation (Depreciation) in Value of Investments	1,979,741	3,725,332	(20,829)
Net Assets (10,000,000 shares authorized, $0.001 par value) for 282,601, 447,370, and 122,316 shares outstanding, respectively.
	$6,856,663	$10,086,257	$ 1,260,210

Net Asset Value and Offering Price Per Share	$ 24.26	$ 22.55	$ 10.30

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2017 (UNAUDITED)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 55,465	$ 50,159	$ -
Interest	580	542	7,404
Total Investment Income	56,045	50,701	7,404

Expenses:
Advisory	24,547	36,764	3,065
Administrative	16,364	11,765	2,757
Total Expenses	40,911	48,529	5,822

Net Investment Income	15,134	2,172	1,582

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	198,109	108,496	(422)
Net Change in Unrealized Appreciation on Investments	410,719	930,640	1,826
Net Realized and Unrealized Gain on Investments	608,828	1,039,136	1,404

Net Increase in Net Assets Resulting from Operations	$ 623,962	$1,041,308	$ 2,986

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 15,134	$ 32,467
Net Realized Gain on Investments	198,109	582,141
Net Change in Unrealized Appreciation (Depreciation) on Investments	410,719	(214,665)
Net Increase in Net Assets Resulting from Operations	623,962	399,943

Distributions to Shareholders from:
Net Investment Income	-	(32,405)
Realized Gains	-	(582,141)
Total Distributions	-	(614,546)

Capital Share Transactions:
Proceeds from Shares Sold	283,740	124,518
Reinvestment of Distributions	-	614,546
Cost of Shares Redeemed	(189,912)	(514,725)
Net Increase from Capital Shares Transactions	93,828	224,339

Total Increase	717,790	9,736

Net Assets
Beginning of Period	6,138,873	6,129,137
End of Period (Including Accumulated Undistributed Net
Investment Income of $15,196 and $62, respectively)	$ 6,856,663	$ 6,138,873

Capital Share Transactions:
Shares Sold	12,437	5,498
Shares Issued on Reinvestment of Distributions	-	27,757
Shares Redeemed	(8,212)	(22,695)
Net Increase in Outstanding Shares of the Fund	4,225	10,560

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,172	$ 5,987
Net Realized Gain (Loss) on Investments	108,496	(172,150)
Net Change in Unrealized Appreciation on Investments	930,640	80,257
Net Increase (Decrease) in Net Assets Resulting from Operations	1,041,308	(85,906)

Distributions to Shareholders from:
Net Investment Income	-	(5,991)
Realized Gains	-	-
Total Distributions	-	(5,991)

Capital Share Transactions:
Proceeds from Shares Sold	247,740	508,224
Reinvestment of Distributions	-	5,218
Cost of Shares Redeemed	(1,235,301)	(11,084,323)
Net Decrease from Capital Shares Transactions	(987,561)	(10,570,881)

Total Increase (Decrease)	53,747	(10,662,778)

Net Assets
Beginning of Period	10,032,510	20,695,288
End of Period (Including Accumulated Undistributed Net Investment
Income of $2,179 and $7, respectively)	$10,086,257	$10,032,510

Capital Share Transactions:
Shares Sold	11,675	26,643
Shares Issued on Reinvestment of Distributions	-	256
Shares Redeemed	(58,733)	(597,666)
Net Decrease in Outstanding Shares of the Fund	(47,058)	(570,767)

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,582	$ 2,101
Net Realized Gain (Loss) on Investments	(422)	228
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,826	(20,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,986	(18,608)

Distributions to Shareholders from:
Net Investment Income	-	(1,980)
Realized Gains	-	(223)
Total Distributions	-	(2,203)

Capital Share Transactions:
Proceeds from Shares Sold	164,754	500,896
Shares Issued on Reinvestment of Distributions	-	2,203
Cost of Shares Redeemed	(90,400)	(386,904)
Net Increase from Capital Share Transactions	74,354	116,195

Total Increase	77,340	95,384

Net Assets
Beginning of Period	1,182,870	1,087,486
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,703 and $121, respectively)	$ 1,260,210	$ 1,182,870

Capital Share Transactions:
Shares Sold	15,960	47,506
Shares Issued on Reinvestment of Distributions	-	215
Shares Redeemed	(8,787)	(36,984)
Net Increase in Outstanding Shares of the Fund	7,173	10,737

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2017	Years Ended
		12/31/ 2016	12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012

Net Asset Value, at Beginning of Period	$ 22.05	$ 22.89	$ 24.73	$ 24.23	$ 18.46	$ 17.18

Income From Investment Operations:
Net Investment Income *	0.05	0.13	0.11	0.12	0.17	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	2.16	1.48	(0.64)	2.27	6.67	1.32
Total from Investment Operations	2.21	1.61	(0.53)	2.39	6.84	1.41

Distributions:
Net Investment Income	-	(0.13)	(0.11)	(0.12)	(0.16)	(0.10)
Realized Gains	-	(2.32)	(1.20)	(1.73)	(0.91)	(0.03)
Return of Capital	-	-	-	(0.04)	-	-
Total from Distributions	-	(2.45)	(1.31)	(1.89)	(1.07)	(0.13)

Net Asset Value, at End of Period	$ 24.26	$ 22.05	$ 22.89	$ 24.73	$ 24.23	$ 18.46

Total Return **	10.02% (b)	6.97%	(2.23)%	9.75%	37.07%	8.20%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,857	$ 6,139	$ 6,129	$ 5,923	$ 5,458	$ 3,965
Before Waivers
Ratio of Expenses to Average Net Assets	1.25% (a)	1.25%	1.25%	1.24%	1.40%	2.18%
After Waivers
Ratio of Expenses to Average Net Assets	1.25% (a)	1.25%	1.25%	1.24%	1.07%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.46% (a)	0.55%	0.44%	0.47%	0.77%	0.51%
Portfolio Turnover	12.70% (b)	19.71%	15.65%	13.02%	21.68%	10.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2017	Years Ended
		12/31/ 2016	12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012

Net Asset Value, at Beginning of Period	$ 20.29	$ 19.43	$ 20.12	$ 17.88	$ 13.24	$ 11.68

Income From Investment Operations:
Net Investment Income (Loss) *	0.00***	0.01	(0.03)	(0.08)	(0.03)	(0.04)
Net Gain on Securities (Realized and Unrealized)	2.26	0.86	0.01	2.43	4.67	1.60
Total from Investment Operations	2.26	0.87	(0.02)	2.35	4.64	1.56

Distributions:
Net Investment Income	-	(0.01)	-	-	-	-
Realized Gains	-	-	(0.67)	(0.11)	-	-
Total from Distributions	-	(0.01)	(0.67)	(0.11)	-	-

Net Asset Value, at End of Period	$ 22.55	$ 20.29	$ 19.43	$ 20.12	$ 17.88	$ 13.24

Total Return **	11.14% (b)	4.49%	(0.14)%	13.13%	35.05%	13.36%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,086	$10,033	$20,695	$17,045	$ 5,904	$ 4,226
Before Waivers
Ratio of Expenses to Average Net Assets	0.99% (a)	0.99%	1.09%	1.22%	1.39%	2.11%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.99% (a)	0.99%	1.09%	1.22%	1.06%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04% (a)	0.05%	(0.13)%	(0.40)%	(0.18)%	(0.34)%
Portfolio Turnover	13.01% (b)	13.21%	19.49%	8.08%	19.71%	13.03%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2017	Years Ended
		12/31/ 2016	12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012

Net Asset Value, at Beginning of Period	$ 10.27	$ 10.42	$ 10.43	$ 10.39	$ 10.62	$ 10.64

Income From Investment Operations:
Net Investment Income *	0.01	0.02	0.00	0.00***	0.04	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02	(0.15)	0.00	0.05	(0.23)	(0.02)
Total from Investment Operations	0.03	(0.13)	0.00	0.05	(0.19)	0.02

Distributions:
Net Investment Income	-	(0.02)	(0.01)	(0.01)	(0.04)	(0.04)
Realized Gains	-	- ***	-	-	-	0.00***
Total from Distributions	-	(0.02)	(0.01)	(0.01)	(0.04)	(0.04)

Net Asset Value, at End of Period	$ 10.30	$ 10.27	$ 10.42	$ 10.43	$ 10.39	$ 10.62

Total Return **	0.29% (b)	(1.26)%	(0.04)%	0.46%	(1.79)%	0.19%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,260	$ 1,183	$ 1,087	$ 1,221	$ 1,589	$ 1,692
Before Waivers
Ratio of Expenses to Average Net Assets	0.95% (a)	0.95%	0.95%	0.95%	1.42%	1.92%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95% (a)	0.95%	0.95%	0.95%	0.78%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.26% (a)	0.18%	0.00%	0.04%	0.39%	0.35%
Portfolio Turnover	25.17% (b)	41.29%	0.00%	0.00%	29.09%	35.65%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

 The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively the “Funds”), and is an open-end management investment company.  The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015) or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positons for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Distributions to Shareholders: The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, annually. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2017:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,441,870	$ -	$ -	$ 6,441,870
Real Estate Investment Trust	233,892	-	-	233,892
Money Market Fund	195,926	-	-	195,926
	$ 6,871,688	$ -	$ -	$ 6,871,688

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 9,817,095	$ -	$ -	$ 9,817,095
Money Market Fund	271,276	-	-	271,276
	$ 10,088,371	$ -	$ -	$ 10,088,371
Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$1,216,643	$ -	$ 1,216,643
Money Market Fund	39,174	-	-	39,174
	$ 39,174	$1,216,643	$ -	$ 1,255,817

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended June 30, 2017.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2017.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Trust has an investment advisory agreement (the “Agreement”) with Morris Capital Advisors, LLC (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Prior to April 30, 2016, under the Agreement the fee structure for the Manor and Growth Funds consisted of an Investment Management Fee not to exceed 1.0% of the total average daily net assets, of each Fund on an annual basis and an Investment Management Fee not to exceed 0.5% of total average daily net assets on an annual basis for the Bond Fund. Effective April 30, 2016, the Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.25% for the Manor Fund, 0.99% for the Growth Fund, and 0.95% for the Bond Fund through at least May 1, 2017.  For the six months ended June 30, 2017, the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $24,547, $36,764, and $3,065, respectively. As of June 30, 2017, the Manor, Growth, and Bond Funds each owed the Advisor advisory fees of $4,217, $6,241, and $519, respectively.

Administrative and Shareholder Servicing Fees

Prior to April 30, 2016, the Trust had a Shareholder Services Fee which is not to exceed 0.25% of the total average daily net assets on an annual basis for each of the Funds, and an Administrative Fee, which, when combined with the Investment Management Fee and the Shareholder Services Fee, does not exceed 1.5% of the average daily net assets on an annual basis for the Manor and Growth Funds and 1.0% of the average daily net assets on an annual basis for the Bond Fund. Effective April 30, 2016, the Trust has a Shareholder Services Fee which is not to exceed 0.50% for the Manor Fund, 0.24% for the Growth

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Fund, and 0.45% for the Bond Fund of the total average daily net assets on an annual basis for each of the Funds, and an Administrative Fee, which, when combined with the Investment Management Fee and the Shareholder Services Fee, does not exceed 1.25% of the average daily net assets on an annual basis for the Manor Fund, 0.99% of the average daily net assets on an annual basis for the Growth Funds and 0.95% of the average daily net assets on an annual basis for the Bond Fund. For the six months ended June 30, 2017, the Advisor earned administrative and shareholder services fees from the Manor, Growth and Bond Funds of $16,364, $11,765 and $2,757, respectively. As of June 30, 2017, the Manor, Growth, and Bond Funds each owed the Advisor administrative and shareholder service fees of $2,811, $1,997 and $467, respectively.

As Administrator to the Trust, the Advisor oversees the third-party service providers.  The Advisor will pay all expenses related to management and administrative support for the Funds, including those third-party services currently under contract, as approved by the Board.  The Advisor will also pay from the Shareholder Services Fee certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) that charge a fee for providing distribution related services and/or performing certain administrative functions for the Fund shareholders.

Daniel A. Morris is President and Trustee of the Funds and a managing member of the Advisor.

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2017, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 826,746	$ 1,258,378	$ 341,167
Sales	$ 809,447	$ 2,260,594	$ 275,000

5.   TAX MATTERS NOTE

As of June 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments +	$ 4,891,947	$ 6,363,039	$ 1,276,646
Gross tax appreciation of investments	$ 2,233,920	$ 3,792,002	$ 1,572
Gross tax depreciation of investments	(254,179)	(66,670)	(22,401)
Net tax appreciation	$ 1,979,741	$ 3,725,332	$ (20,829)

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2016, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Total Distributable Earnings
Manor Fund	$1,569,022	$ 62	$-	$ -	$1,569,084
Growth Fund +	$2,779,473	$ 7	$-	$(301,899)	$2,477,581
Bond Fund*	$ (22,655)	$121	$-	$ -	$ (22,534)

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Growth Fund.

* Growth Fund’s capital loss carryforward, no Expiration – Short-Term $(1,676), Long-Term $(300,223)

The capital loss carryforward will be used to offset any capital gains realized by the Growth Fund in future years.   The Growth Fund will not make distributions from capital gains while a capital loss carryforward remains.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Manor Fund	Growth Fund	Bond Fund
	12/31/16	12/31/16	12/31/16
Ordinary Income	$ 34,107	$ 5,991	$ 2,203
Long-term Gain	$ 580,439	$ —	$ —

For the six months ended June 30, 2017, the Manor, Growth, and Bond Funds did not pay a distribution.

6.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

7.  NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and administrative expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Manor Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,100.23	$6.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,111.38	$5.18
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.89	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,002.92	$4.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2017 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Fund’s website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Trustees

The members of the Board of Trustees serve without compensation.  Daniel A. Morris, President of Manor Investment Funds (the “Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Trustee of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees, and is available without charge, by calling 1-800-787-3334.   Each trustee may be contacted by writing to the trustee c/o Manor Investment Funds, 15 Chester Commons, Malvern, PA  19355.

RENEWAL OF MANAGEMENT AGREEMENT

The Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered, and approved, by the Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement at an in-person meeting held on February 23, 2017.

The Trustees had the opportunity to review the following information: (i) executed copies of the management agreement, as amended; (ii) the Advisor’s most current Form ADV Parts I and II and accompanying schedules, (iii) current financial statements for the Advisor; (iv) performance information illustrating the Funds’ returns for various periods ended December 31, 2016, and comparisons to its benchmark and peer group for the same periods, and (v) an analysis of each Fund’s advisory fee, expenditures, and total expense ratio under the “unified fee” structure compared to those of its peer group. The Trustees discussed this information with representatives of the Advisor for each Fund according to the Trustees’ 15(c) checklist, including, but not limited to, a request for the Advisor’s current market outlook, a description of any changes in the Advisor’s personnel or operations, and an attribution analysis of the Fund’s performance during the prior year.

The Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

factors that they believed to be relevant, including information that had been provided by the Advisor to the Trustees throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Board in connection with its review of the management agreements.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR

The Trustees reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement.  The Trustees also analyzed the Investment Advisor's experience and the capabilities of the staff of the Investment Advisor.  For example, the Trustees reviewed and discussed the Investment Advisor's Form ADV and internal compliance policies, as well as the experience of the Investment Advisor as investment advisor or sub-advisor to several investment programs sponsored by major brokerage firms, and direct investment advisory client relationships.  In addition to the above considerations, the Trustees reviewed and considered a description of the Investment Advisor's portfolio and brokerage transactions.  Based on this review, the Trustees concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and continued to support its original selection of the Investment Advisor.

INVESTMENT PERFORMANCE

The Trustees considered the Advisor’s investment performance during his tenure managing this Fund.  The Trustees considered fund performance over the most recent quarter along with annual performances for trailing 1-year, 3-year, 5-year, 10-year periods, as well as performance since inception for each of the Funds.  The Trustees considered both short-term and long-term performance, and the nature of the investment markets, with an emphasis on long-term performance and the potential for the Advisor to produce comparable performance in future periods.  They noted that the Manor Fund outperformed both its peer group, as measured by the Lipper Large-Cap Core mutual fund index and the S&P 500 index during quarter ending December 31, 2016.  The fund underperformed both its peer group and the S&P 500 index during the trailing 1-year, 5-year, and 10-year periods, ending December 31, 2016.  The fund also underperformed both the peer group and the index since inception, as of December 31, 2016.  They noted that the Manor Growth Fund outperformed its peer group, as measured by the Lipper Large-Cap Growth mutual fund index during the quarter ending December 31, 2016 but underperformed the S&P 500 index during that same time period.  The fund outperformed its peer group during the trailing 1-year and 3-year periods, but underperformed this same index during the trailing 5-year and 10-year periods ending December 31, 2016.  The fund underperformed the S&P 500 index during the trailing 1-year, 3-year, 5-year, and 10-year periods ending December 31, 2016.  The fund outperformed its peer group since inception but underperformed the S&P 500 index since inception, as of December 31, 2016.  They noted that the Manor Bond Fund outperformed its peer group as measured by the Lipper US Government mutual fund index, but underperformed the Bloomberg Barclay Intermediate Government index, during the quarter ending December 31, 2016.  They noted that the Fund underperformed both of these indices during the trailing 1-year, 3-year, 5-year, and 10-year periods ending December 31, 2016.  The Trustees recognized that this performance was consistent with the very short maturity profile of the Fund, designed to protect principal in a rising interest rate environment.  Based on this review, the Trustees concluded that the current and historical performance of the Fund, as managed by the Investment Advisor, was satisfactory.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR

The Trustees noted the gross and net operating expense ratios of the funds, including the fee for the investment advisors was 1.25% for the Manor Fund, 0.99% for the Growth Fund, and 0.95% for the Bond Fund.  This compares to average expense ratios for the peer groups for each fund of 1.02% for 1,420 funds in the Large-Cap Core category, 1.16% for 1,450 funds in the Large-Cap Growth category, and 0.91% for 265 funds in the Government Bond fund category.  The Trustees believe that the expense ratios are justified due to the Advisor’s proprietary stock selection process, which includes constant monitoring of thousands of public companies and the Advisor’s efforts to increase visibility of the Fund and attract additional assets.  The Trustees also noted that a “unified fee” structure was implemented for the Fund in order to reduce the expense ratio of the fund while complying with the 1.50% expense cap limitation for the stock funds and 1.00% for the Bond fund.

The Trustees noted that the Advisor appeared profitable for the period despite the fact that the Advisor waived certain management fees and provided administrative functions for the Funds over and above their role as investment advisor.  The Trustees also noted that the Advisor reported it had not entered into any soft dollar arrangements.

The Trustees considered the level of profits that could be expected to accrue to the Investment Advisor from the fee payable under the Advisory Agreement.  The Trustees considered the increasing use by investor’s of the brokerage industry’s No Transaction Fee (NTF) programs and its potential increasing percentage of the Fund’s assets.  The potential impact of the added costs of these programs on the Advisor’s fees is discussed below in the section titled “Economies of Scale”.

In addition, the Trustees reviewed the current financial condition of the Investment Advisor and a summary of total expense ratios and management fees.  The Trustees also discussed the existence of other compensation arrangements with the Investment Advisor.  Based on this review, the Trustees concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Advisor's profit margin was reasonable.

ECONOMIES OF SCALE

The Trustees received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is the potential for the realization of any further economies of scale.  The Trustees also considered that future inflows may increasingly come through the brokerage industry No Transaction Fee (NTF) programs.  The Advisor pays the costs to the brokers for the NTF programs.  Two major brokers Charles Schwab and Fidelity charge 0.40% on these assets which reduce the management fees to the advisor to the extent that they are not covered by the Shareholder Services fee.  The Trustees noted that the Funds could realize additional economies of scale as the Fund grows.

CONCLUSIONS

The Trustees who are non-interested persons met separately to further discuss the performance of the Fund and the Advisor's compensation.  On the basis of its review, and the foregoing information, the Trustees determined that the Advisory Agreement, including the advisory fee payable there under, continued to be fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Funds, as defined in the Investment Company Act of 1940.  Each Trustee serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Funds	Principal Occupations During Past 5 Years and Current Directorships
John McGinn 15 Chester Commons Malvern, PA 19355 72	Trustee since 2002	Mr. McGinn is retired. Mr. McGinn was an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 62	Trustee since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 59	Trustee since 2000	Mr. Szkudlapski is President of Eclipse Business Solutions, Inc.
Howard Weisz 15 Chester Commons Malvern, PA 19355 75	Trustee since 2008	Mr. Weisz is retired. Mr. Weisz was an Independent Management Consultant.

The Trustees received no fees for the six months ended June 30, 2017.

The following table provides information regarding each Trustee who is an “interested person” of the Funds, as defined in the Investment Company Act of 1940, and each officer of the Funds.  Each Trustee serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position & Length of Time Served with the Funds	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 62	Trustee, President, Advisor Since 1995	Mr. Morris is President, Chief Investment Officer, and Portfolio Manger for Morris Capital Advisors, LLC and Manor Investment Funds.

Manor Investment Funds

Fund Office:

15 Chester County Commons

Malvern, PA 19355

610-722-0900     800-787-3334

www.manorfunds.com

Funds distributed by:

Foreside Funds Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 08/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 08/31/2017